Consolidated Statements Of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Consolidated Statements Of Cash Flows [Abstract]
Net income		$ 1,039,516	$ 1,177,172		$ 808,498
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		1,791,336	1,843,003		1,282,228
Asset impairment		81,607	16,335		21,828
Amortization of debt issuance costs and debt discount		55,768	45,582		86,184
Amortization of lease premium intangibles		19,836	23,042		17,967
Amortization of fair value adjustments on debt		(335,998)	(442,972)		(330,924)
Accretion of fair value adjustments on deposits and maintenance liabilities		55,210	76,246		71,806
Maintenance rights write off	[1]	652,111	628,643		130,806
Maintenance liability release to income		(421,332)	(243,809)		(92,296)
Net gain on sale of assets		(138,522)	(183,328)		(37,497)
Deferred income taxes		161,340	110,353		115,859
Restructuring related expenses		33,588	49,311
Other		121,700	90,074		102,139
Changes in operating assets and liabilities:
Trade receivables		40,065	48,468		102,547
Other assets		257,190	88,418		12,704
Accounts payable, accrued expenses and other liabilities		(32,183)	33,502		21,825
Net cash provided by operating activities		3,381,232	3,360,040		2,313,674
Purchase of flight equipment		(2,892,731)	(2,772,110)		(2,088,444)
Proceeds from sale or disposal of assets		2,366,242	1,568,235		569,633
Prepayments on flight equipment		(947,419)	(791,546)		(458,174)
Acquisition of ILFC, net of cash acquired					(195,311)
Collections of finance and sales-type leases		74,207	54,975		40,983
Movement in restricted cash		90,267	297,941		282,523
Other		(21,678)	(73,400)	[2]
Net cash used in investing activities		(1,331,112)	(1,715,905)		(1,848,790)
Issuance of debt		3,642,166	3,913,840		5,411,602
Repayment of debt		(5,213,724)	(4,043,743)		(4,826,775)
Debt issuance costs paid		(34,687)	(49,417)		(134,963)
Maintenance payments received		794,711	776,488		561,558
Maintenance payments returned		(505,407)	(558,477)		(286,041)
Security deposits received		201,970	171,408		107,332
Security deposits returned		(270,575)	(144,445)		(98,656)
Dividend paid to non-controlling interest holders		(10,501)
Repurchase of shares and tax withholdings on share-based compensation		(1,021,119)	(793,945)	[3]
Net cash (used in) provided by financing activities		(2,417,166)	(728,291)		734,057
Net (decrease) increase in cash and cash equivalents		(367,046)	915,844		1,198,941
Effect of exchange rate changes		(605)	(3,115)		(4,086)
Cash and cash equivalents at beginning of period		2,403,098	1,490,369		295,514
Cash and cash equivalents at end of period		2,035,447	2,403,098		1,490,369
Supplemental cash flow information:
Interest paid, net of amounts capitalized		1,339,095	1,409,860		1,103,512
Income taxes paid, net		$ 61,834	$ 20,178		$ 37,630

[1]	(a) Maintenance rights write off consisted of the following:EOL and MR contract maintenance rights expense$ 381,637$ 348,366 $ 54,507 EOL contract maintenance rights write off due to cash receipt 96,503 118,438 27,570 MR contract maintenance rights write off due to maintenance liability release 173,971 161,839 48,729 Maintenance rights write off$ 652,111$ 628,643 $ 130,806
[2]	Relates to the settlement of three asset value guarantees during the year ended December 31, 2015. Refer to Note 30-Commitments and contingencies.
[3]	Includes the Share Repurchase from AIG and $11.2 million of related expenses. Refer to Note 18-Equity and Note 29-Related party transactions for further details.